Filed with the Securities and Exchange Commission on January 11, 2006

Registration No. 333-96577 Investment Company Act No. 811-5438

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective No. 11

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 128

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

(Exact Name of Registrant)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

(Name of Depositor)

ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484

(Address of Depositor's Principal Executive Offices)

(203) 926-1888

(Depositor's Telephone Number)

JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER

One Corporate Drive, Shelton, Connecticut 06484

(Name and Address of Agent for Service of Process)

Copy To:

ROBIN WAGNER, ESQ.

VICE PRESIDENT AND CORPORATE COUNSEL

One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)
[	] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]on February 13, 2006 pursuant to paragraph (b) of Rule 485
[	] 60 days after filing pursuant to paragraph (a) (i) of Rule 485
[	]	on ______________ pursuant to paragraph (a) (i) of Rule 485
[	] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
[	] on	pursuant to paragraph (a) (ii) of Rule 485
If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

ASAP III

Note:

Registrant is filing this Post-Effective Amendment No. 11 to the Registration Statement for the purpose of delaying the effective date of a Registration Statement that was previously filed. The Prospectus, Statement of Additional Information, Part C and Depositor’s 10-Q that were filed and/or incorporated by reference as part of Post-Effective Amendment No. 10 filed with the SEC on November 16, 2005, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment to the Registration Statement does not amend or delete any other part of the Registration Statement.

VIA EDGAR SUBMISSION

January 11, 2006

Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C.	20549

Re:

Post-Effective Amendment No. 11 to Registration Statement on Form N-4 filed by American Skandia Life Assurance Corporation (“American Skandia”), Depositor, and American Skandia Life Assurance Corporation Separate Account B, Registrant

Registration No. 333-96577

Investment Company Act No. 811-5438

Dear Sir or Madam:

On behalf of the Depositor, American Skandia Life Assurance Corporation ("American Skandia") and the Registrant, American Skandia Life Assurance Corporation Variable Account B, we enclose Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 (the “Securities Act”) described above.

The Amendment is being filed because American Skandia desires to designate a new Post-Effective date for Post-Effective Amendment No. 10, which was designated to become effective on January 15, 2006.

The Amendment will become effective February 13, 2006 pursuant to paragraph (b)(1)(iii) of Rule 485.

Any comments on this filing should be directed to the undersigned at 203-944-5477.

Sincerely,

/s/Laura Kealey
Laura Kealey
Vice President and Corporate Counsel